Condensed financial information of the Company - Condensed statements of income (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Condensed statements of income
Revenue	$ 11,851,792	$ 15,313,780
Cost of revenue	8,255,007	6,826,879
Gross income	3,596,785	8,486,901
Operating expenses:
General and Administrative Expense	2,293,011	1,499,774
Foreign currency exchange loss	48,819
(Loss)/Income before income tax provision	508,303	6,136,698
Provision for income tax	551,667	1,744,005
Net (loss)/income	(43,364)	4,392,693
Reportable legal entities | Parent company
Operating expenses:
General and Administrative Expense	(1,587,311)	(1,008,264)
Share of profit in subsidiaries and VIE	1,600,703	5,400,957
Foreign currency exchange loss	(55,907)
Others, net	(849)
(Loss)/Income before income tax provision	(43,364)	4,392,693
Provision for income tax	0	0
Net (loss)/income	$ (43,364)	$ 4,392,693